Note P - Income Taxes (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Income Tax Disclosure [Abstract]
Current Federal Tax Expense (Benefit)	$ 0
Current State and Local Tax Expense (Benefit)	0
Deferred Tax Assets, Tax Credit Carryforwards, Alternative Minimum Tax		16,500
Effective Income Tax Rate Reconciliation, State and Local Income Taxes, Amount		10,000
Deferred Tax Assets, Operating Loss Carryforwards, Domestic	$ 44,800,000